Financial instruments (Narrative) (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Discount rate	24.00%	24.00%	24.00%
Fair value for accrued royalties liability	$ 1,014,212	$ 928,776	$ 869,219	$ 1,105,756
Percentage of revenue was denominated in U.S. dollar driven by contracts with U.S. prime contractors	10.00%	3.00%	54.00%
Foreign exchange gain (loss)	$ 59,191	$ (98,275)	$ 28,780
Current trade receivables	455,049	68,530	114,877
Trade receivables overdue by more than 60 days from law enforcement agencies	27,779
Cash	256,828	5,407,009	$ 170,545	$ 2,688,105
Working capital (deficiency)	$ (1,133,226)	$ 500,000